Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2026 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Provisions for (reversal of) doubtful accounts of other receivables		$ 1,279	$ 193
Impairment charge on goodwill		1,415,341	10,636,358
Impairment for right-of-use lease assets
Contract assets
Impairment allowance on deferred contract costs
Advance from customers		12,210,258	1,342,535	$ 4,788,289
Deferred revenue		1,078,811	750,877	$ 183,963
Number of revenue streams | item	3
Percentage of tax benefit	50.00%
Total advertising expenses	$ 1,349	1,282,267	1,460,948
Recognized government grant	$ 93,401	$ 248,637	$ 578,761
other income, net	Other income, net	Other income, net	Other income, net
Government grant deferred and included in liabilities
Operating segment	1
Reportable segment	1
Deposited in financial institutions	$ 5,930,747	8,682,809	$ 8,703,667
Deposit insurance maximum limit	69,000				¥ 500,000
Credit risk [Member]
Summary of Significant Accounting Policies [Line Items]
Deposited in financial institutions	$ 2,888,292	$ 2,057,188
Credit risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk	10.00%	10.00%
Real-Time Engagement Services [Member]
Summary of Significant Accounting Policies [Line Items]
Number of performance obligations | item	2
License [Member]
Summary of Significant Accounting Policies [Line Items]
Technical support service period	12 months
AI Solution Services [Member]
Summary of Significant Accounting Policies [Line Items]
Standard warranty period	12 months
Long-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge on goodwill
Intangible assets [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charge on goodwill
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	1 year				1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, net	10 years				10 years
Baijiayun Group Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage	100.00%				100.00%
Henan BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests		49.00%
Equity interest percentage	49.00%				49.00%
Xi’an BaiJiaYun [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests		49.00%
Xinjiang BaiJiaYun {Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests		49.00%
Baijiayi Digital [Member]
Summary of Significant Accounting Policies [Line Items]
Minority shareholder's equity interests		49.00%
Baijia Cloud Technology [Member]
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage	60.00%				60.00%